APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             Washington, D.C.  20549"

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24F-2

1. Name and address of issuer:

	Eaton Vance Special Investment Trust
	255 State Street
	"Boston, Massachusetts  02109"

2.The name of each series or class of securities for which this

"Form is filed (state ""All Series"" if Form is being filed for all series):"

		Eaton Vance Balanced Fund
		Eaton Vance Capital & Income Strategies Fund
		Eaton Vance Dividend Builder Fund
		Eaton Vance Emerging Markets Fund
		Eaton Vance Equity Asset Allocation Fund
		Eaton Vance Greater India Fund
		Eaton Vance Institutional Short Term
Income Fund
		Eaton Vance Institutional Short Term
Treasury Fund
		Eaton Vance Investment Grade Income Fund
		Eaton Vance Large-Cap Growth Fund
		Eaton Vance Large-Cap Value Fund
		Eaton Vance Real Estate Fund
		Eaton Vance Small-Cap Growth Fund
		Eaton Vance Small-Cap Value Fund
		Eaton Vance Special Equities Fund

3. Investment Company Act File Number:
				811-01545

    Securities Act File Number:
				002-27962

4(a). Last day of fiscal year for which this Form is filed:

				12/31/2007

"4(b). Is this Form is being filed late (i.e., more than 90 days after the" end of the issuer's fiscal year)?
				No

"Note: If the Form is being filed late, interest must be paid on the registration fee due."

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during
the
fiscal year pursuant to section 24(f):
			$	" 8,128,772,739 "


(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
	$	" 4,586,634,203 "

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
"earlier than October 11, 1995 that were not"
previously used to reduce registration fees payable
to the Commission:				$	0

(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]:
	$	" 4,586,634,203 "

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
			 $	" 3,542,138,536 "

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$	0

(vii)  Multiplier for determining registration fee
(See Instructions C.9):
	x	0.0000393

(viii) Registration fee due [multiply Item 5(v) by Item
 5(vii)] (enter
"""0"" if no fee is due):"
		=	" $139,206.04 "


6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount
of securities that were registered under the Securities
 Act of 1933
pursuant to rule 24e-2 as in effect before [effective
 date of recession of
"rule 24e-2], then report the amount of securities
 (number of shares or"
other units) deducted here:
				$0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the
fiscal year for which this
"Form is filed that are available for use by the
issuer in future fiscal years,"
then state that number here:
				$0


7. Interest due - if this Form is being filed more
 than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
			" $139,206.04 "



9. Date the registration fee and any interest
payment was sent to
the Commission's lockbox depository:
					3/25/2008
Method of delivery:		Wire Transfer
	X
		Mail or other means

Signatures


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/ William J. Austin, Jr.
William J. Austin, Jr.
Assistant Treasurer

Date: 3/24/2008